Expense Example, No Redemption	Jul. 01, 2026 USD ($)
Hotchkis & Wiley Mid-Cap Value Fund | Hotchkis & Wiley Mid-Cap Value Fund - ETF Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 96
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	520
Expense Example, No Redemption, 10 Years	1,155
Hotchkis & Wiley Global Value Fund | Hotchkis & Wiley Global Value Fund - ETF Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	301
Expense Example, No Redemption, 5 Years	550
Expense Example, No Redemption, 10 Years	1,262
Hotchkis and Wiley International Value Fund | Hotchkis and Wiley International Value Fund - ETF Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	959
Expense Example, No Redemption, 5 Years	1,860
Expense Example, No Redemption, 10 Years	4,175
Hotchkis and Wiley International Small Cap Diversified Value Fund | Hotchkis and Wiley International Small Cap Diversified Value Fund - ETF Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	1,339
Expense Example, No Redemption, 5 Years	2,561
Expense Example, No Redemption, 10 Years	5,505
Hotchkis & Wiley Opportunities Fund | Hotchkis & Wiley Opportunities Fund - ETF Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	293
Expense Example, No Redemption, 5 Years	512
Expense Example, No Redemption, 10 Years	1,140
Hotchkis & Wiley High Yield Fund | Hotchkis & Wiley High Yield Fund - ETF Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	222
Expense Example, No Redemption, 5 Years	398
Expense Example, No Redemption, 10 Years	$ 905